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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -------------

Check here if Amendment [ ] Amendment Number:
                                                ----

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:   28-2610
                        -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

         /s/ E.J. BIRD                  Greenwich, CT         August 13, 2001
----------------------------         ------------------     ----------------
          (Signature)                   (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                NONE
Form 13F Information Table Entry Total:             12*
Form 13F Information Table Value Total:     $2,266,393*
                                          (in thousands)

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table

Page 1 of 1

   Column 1:         Column 2:  Column 3:    Column 4:            Column 5:            Column 6   Column 7:        Column 8:
                                                                                                              Voting Authority
---------------      ---------  ---------   ----------- ---------------------------- ----------  -------- ------------------------
                                            Fair Market
                                               Value     Shares or
                      Title of   CUSIP      -----------  Principal                     Investment   Other     (a)         (b)   (c)
 Name of Issuer        Class     Number      (x $1,000)   Amount    SH/PRN    Put/Call Discretion  Managers   Sole      Shared  None
 --------------       -------    ------     -----------  ---------  ------   --------- ----------  -------- ---------   ------  ----
Autozone Inc.          Common   053332-10-2   521,481    13,906,166    SH                DEFINED            13,906,166
Autozone Inc.          Common   053332-10-2   629,203    16,778,734    SH                 SOLE              16,778,734
AutoNation, Inc.       Common   05329W-10-2    88,718     7,648,077    SH                DEFINED             7,648,077
AutoNation, Inc.       Common   05329W-10-2   433,631    37,382,023    SH                 SOLE              37,382,023
ANC Rental Corp        Common   001813-10-4     3,599     1,199,683    SH                DEFINED             1,199,683
ANC Rental Corp        Common   001813-10-4    18,163     6,054,190    SH                 SOLE               6,054,190
Deluxe Corp.           Common   248019-10-1    45,004     1,557,238    SH                DEFINED             1,557,238
Deluxe Corp.           Common   248019-10-1   227,347     7,866,662    SH                 SOLE               7,866,662
Footstar Inc.          Common   344912-10-0    18,000       523,265    SH                DEFINED               523,265
Footstar Inc.          Common   344912-10-0   104,416     3,035,335    SH                 SOLE               3,035,335
Payless ShoeSource
 Inc.                  Common   704379-10-6    29,838       461,171    SH                DEFINED               461,171
Payless ShoeSource
 Inc.                  Common   704379-10-6   146,994     2,271,929    SH                 SOLE               2,271,929



*Pursuant to Rule 24b-2 of the Securities Exchange
Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.


                                Grand Total 2,266,393